Leases - Schedule of Future Minimum Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Schedule of Future Minimum Lease Liabilities [Abstract]
2025	$ 4,065,892
2026	3,957,134	$ 3,818,603
2027	3,629,042	3,774,838
2028	3,001,292	3,666,143
2029	1,500,384	3,260,536
Thereafter	1,821,813	2,678,719
Total lease payments	17,975,557	20,088,316
Less: interest	(2,671,190)	(3,248,693)
Present value of lease liabilities	$ 15,304,367	$ 16,839,623	$ 10,815,930